CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical)	Dec. 31, 2021	Apr. 23, 2018
4.875% unsecured convertible bonds due 2023
Interest rate (in percentage)	4.875%	4.875%